Shareholder Report, Holdings (Details)	Oct. 31, 2024	[1]
Third Avenue Value Fund - Investor Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue Value Fund - Investor Class | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Third Avenue Value Fund - Investor Class | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Third Avenue Value Fund - Investor Class | Oil & Gas Production & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Third Avenue Value Fund - Investor Class | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Third Avenue Value Fund - Investor Class | Transportation & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Third Avenue Value Fund - Investor Class | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Third Avenue Value Fund - Investor Class | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Third Avenue Value Fund - Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Third Avenue Value Fund - Investor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Third Avenue Value Fund - Investor Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Third Avenue Value Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	25.01%
Third Avenue Value Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.84%
Third Avenue Value Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Third Avenue Value Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.84%
Third Avenue Value Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.35%
Third Avenue Value Fund - Investor Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Third Avenue Value Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Third Avenue Value Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Third Avenue Value Fund - Investor Class | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Third Avenue Value Fund - Investor Class | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Third Avenue Value Fund - Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Third Avenue Value Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue Value Fund - Institutional Class | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Third Avenue Value Fund - Institutional Class | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Third Avenue Value Fund - Institutional Class | Oil & Gas Production & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Third Avenue Value Fund - Institutional Class | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Third Avenue Value Fund - Institutional Class | Transportation & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Third Avenue Value Fund - Institutional Class | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Third Avenue Value Fund - Institutional Class | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Third Avenue Value Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Third Avenue Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Third Avenue Value Fund - Institutional Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Third Avenue Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	25.01%
Third Avenue Value Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.84%
Third Avenue Value Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Third Avenue Value Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.84%
Third Avenue Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.35%
Third Avenue Value Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Third Avenue Value Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Third Avenue Value Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Third Avenue Value Fund - Institutional Class | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Third Avenue Value Fund - Institutional Class | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Third Avenue Value Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Third Avenue Value Fund - Z Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue Value Fund - Z Class | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Third Avenue Value Fund - Z Class | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Third Avenue Value Fund - Z Class | Oil & Gas Production & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Third Avenue Value Fund - Z Class | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Third Avenue Value Fund - Z Class | Transportation & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Third Avenue Value Fund - Z Class | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Third Avenue Value Fund - Z Class | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Third Avenue Value Fund - Z Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Third Avenue Value Fund - Z Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Third Avenue Value Fund - Z Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Third Avenue Value Fund - Z Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	25.01%
Third Avenue Value Fund - Z Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.84%
Third Avenue Value Fund - Z Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Third Avenue Value Fund - Z Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.84%
Third Avenue Value Fund - Z Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.35%
Third Avenue Value Fund - Z Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Third Avenue Value Fund - Z Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Third Avenue Value Fund - Z Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Third Avenue Value Fund - Z Class | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Third Avenue Value Fund - Z Class | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Third Avenue Value Fund - Z Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Third Avenue Small-Cap Value Fund - Investor Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue Small-Cap Value Fund - Investor Class | Oil & Gas Production & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Third Avenue Small-Cap Value Fund - Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Third Avenue Small-Cap Value Fund - Investor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Third Avenue Small-Cap Value Fund - Investor Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Third Avenue Small-Cap Value Fund - Investor Class | Bank & Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Third Avenue Small-Cap Value Fund - Investor Class | Insurance & Reinsurance
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Third Avenue Small-Cap Value Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Third Avenue Small-Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Third Avenue Small-Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Third Avenue Small-Cap Value Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Third Avenue Small-Cap Value Fund - Investor Class | Consulting And Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Third Avenue Small-Cap Value Fund - Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Third Avenue Small-Cap Value Fund - Investor Class | Materials/Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Third Avenue Small-Cap Value Fund - Investor Class | Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Third Avenue Small-Cap Value Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.83%
Third Avenue Small-Cap Value Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue Small-Cap Value Fund - Institutional Class | Oil & Gas Production & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Third Avenue Small-Cap Value Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Third Avenue Small-Cap Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Third Avenue Small-Cap Value Fund - Institutional Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Third Avenue Small-Cap Value Fund - Institutional Class | Bank & Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Third Avenue Small-Cap Value Fund - Institutional Class | Insurance & Reinsurance
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Third Avenue Small-Cap Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Third Avenue Small-Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Third Avenue Small-Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Third Avenue Small-Cap Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Third Avenue Small-Cap Value Fund - Institutional Class | Consulting And Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Third Avenue Small-Cap Value Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Third Avenue Small-Cap Value Fund - Institutional Class | Materials/Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Third Avenue Small-Cap Value Fund - Institutional Class | Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Third Avenue Small-Cap Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.83%
Third Avenue Small-Cap Value Fund - Z Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue Small-Cap Value Fund - Z Class | Oil & Gas Production & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Third Avenue Small-Cap Value Fund - Z Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Third Avenue Small-Cap Value Fund - Z Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Third Avenue Small-Cap Value Fund - Z Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Third Avenue Small-Cap Value Fund - Z Class | Bank & Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Third Avenue Small-Cap Value Fund - Z Class | Insurance & Reinsurance
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Third Avenue Small-Cap Value Fund - Z Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Third Avenue Small-Cap Value Fund - Z Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Third Avenue Small-Cap Value Fund - Z Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Third Avenue Small-Cap Value Fund - Z Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Third Avenue Small-Cap Value Fund - Z Class | Consulting And Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Third Avenue Small-Cap Value Fund - Z Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Third Avenue Small-Cap Value Fund - Z Class | Materials/Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Third Avenue Small-Cap Value Fund - Z Class | Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Third Avenue Small-Cap Value Fund - Z Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.83%
Third Avenue Real Estate Value Fund - Investor Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue Real Estate Value Fund - Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Third Avenue Real Estate Value Fund - Investor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Third Avenue Real Estate Value Fund - Investor Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Third Avenue Real Estate Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Third Avenue Real Estate Value Fund - Investor Class | Non-U.S. Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Third Avenue Real Estate Value Fund - Investor Class | U.S. Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Third Avenue Real Estate Value Fund - Investor Class | Consulting/Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Third Avenue Real Estate Value Fund - Investor Class | U.S. Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Third Avenue Real Estate Value Fund - Investor Class | Non-U.S. Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Third Avenue Real Estate Value Fund - Investor Class | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Third Avenue Real Estate Value Fund - Investor Class | Forest Products & Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Third Avenue Real Estate Value Fund - Investor Class | Non-U.S. Real Estate Consulting/Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Third Avenue Real Estate Value Fund - Investor Class | U.S. Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Third Avenue Real Estate Value Fund - Investor Class | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Third Avenue Real Estate Value Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Third Avenue Real Estate Value Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.53%
Third Avenue Real Estate Value Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.86%
Third Avenue Real Estate Value Fund - Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Third Avenue Real Estate Value Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Third Avenue Real Estate Value Fund - Investor Class | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Third Avenue Real Estate Value Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Third Avenue Real Estate Value Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue Real Estate Value Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Third Avenue Real Estate Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Third Avenue Real Estate Value Fund - Institutional Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Third Avenue Real Estate Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Third Avenue Real Estate Value Fund - Institutional Class | Non-U.S. Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Third Avenue Real Estate Value Fund - Institutional Class | U.S. Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Third Avenue Real Estate Value Fund - Institutional Class | Consulting/Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Third Avenue Real Estate Value Fund - Institutional Class | U.S. Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Third Avenue Real Estate Value Fund - Institutional Class | Non-U.S. Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Third Avenue Real Estate Value Fund - Institutional Class | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Third Avenue Real Estate Value Fund - Institutional Class | Forest Products & Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Third Avenue Real Estate Value Fund - Institutional Class | Non-U.S. Real Estate Consulting/Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Third Avenue Real Estate Value Fund - Institutional Class | U.S. Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Third Avenue Real Estate Value Fund - Institutional Class | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Third Avenue Real Estate Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Third Avenue Real Estate Value Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.53%
Third Avenue Real Estate Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.86%
Third Avenue Real Estate Value Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Third Avenue Real Estate Value Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Third Avenue Real Estate Value Fund - Institutional Class | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Third Avenue Real Estate Value Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Third Avenue Real Estate Value Fund - Z Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue Real Estate Value Fund - Z Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Third Avenue Real Estate Value Fund - Z Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Third Avenue Real Estate Value Fund - Z Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Third Avenue Real Estate Value Fund - Z Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Third Avenue Real Estate Value Fund - Z Class | Non-U.S. Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Third Avenue Real Estate Value Fund - Z Class | U.S. Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Third Avenue Real Estate Value Fund - Z Class | Consulting/Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Third Avenue Real Estate Value Fund - Z Class | U.S. Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Third Avenue Real Estate Value Fund - Z Class | Non-U.S. Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Third Avenue Real Estate Value Fund - Z Class | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Third Avenue Real Estate Value Fund - Z Class | Forest Products & Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Third Avenue Real Estate Value Fund - Z Class | Non-U.S. Real Estate Consulting/Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Third Avenue Real Estate Value Fund - Z Class | U.S. Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Third Avenue Real Estate Value Fund - Z Class | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Third Avenue Real Estate Value Fund - Z Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Third Avenue Real Estate Value Fund - Z Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.53%
Third Avenue Real Estate Value Fund - Z Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.86%
Third Avenue Real Estate Value Fund - Z Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Third Avenue Real Estate Value Fund - Z Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Third Avenue Real Estate Value Fund - Z Class | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Third Avenue Real Estate Value Fund - Z Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Third Avenue International Real Estate Value Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue International Real Estate Value Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Third Avenue International Real Estate Value Fund - Institutional Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Third Avenue International Real Estate Value Fund - Institutional Class | Non-U.S. Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Third Avenue International Real Estate Value Fund - Institutional Class | Non-U.S. Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Third Avenue International Real Estate Value Fund - Institutional Class | Non-U.S. Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Third Avenue International Real Estate Value Fund - Institutional Class | Lodging & Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Third Avenue International Real Estate Value Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.79%
Third Avenue International Real Estate Value Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Third Avenue International Real Estate Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.07%
Third Avenue International Real Estate Value Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	7.61%
Third Avenue International Real Estate Value Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Third Avenue International Real Estate Value Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Third Avenue International Real Estate Value Fund - Institutional Class | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.62%
Third Avenue International Real Estate Value Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Third Avenue International Real Estate Value Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Third Avenue International Real Estate Value Fund - Institutional Class | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Third Avenue International Real Estate Value Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Third Avenue International Real Estate Value Fund - Z Class
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Third Avenue International Real Estate Value Fund - Z Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Third Avenue International Real Estate Value Fund - Z Class | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Third Avenue International Real Estate Value Fund - Z Class | Non-U.S. Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Third Avenue International Real Estate Value Fund - Z Class | Non-U.S. Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Third Avenue International Real Estate Value Fund - Z Class | Non-U.S. Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Third Avenue International Real Estate Value Fund - Z Class | Lodging & Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Third Avenue International Real Estate Value Fund - Z Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.79%
Third Avenue International Real Estate Value Fund - Z Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Third Avenue International Real Estate Value Fund - Z Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.07%
Third Avenue International Real Estate Value Fund - Z Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	7.61%
Third Avenue International Real Estate Value Fund - Z Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Third Avenue International Real Estate Value Fund - Z Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Third Avenue International Real Estate Value Fund - Z Class | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.62%
Third Avenue International Real Estate Value Fund - Z Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Third Avenue International Real Estate Value Fund - Z Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Third Avenue International Real Estate Value Fund - Z Class | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Third Avenue International Real Estate Value Fund - Z Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.01%

[1]	(% of Net Assets)
[2]	Amount less than 0.01%.